Leases - Schedule of Other Operating Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating cash flow from operating lease	$ 68,086
Right-of-use assets obtained in exchange for operating lease liabilities	$ 485,282			$ 16,467
Remaining lease term for operating lease (years)	2 years 9 months
Weighted average discount rate for operating lease	4.75%